Long-term Debt Long-term Debt - Maturities of Outstanding Debt (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 0
2022	0
2023	0
2024	0
2025	0
Thereafter	521,125
Total future payments	$ 521,125